Offerings - Offering: 1	Dec. 02, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common shares, par value $0.10
Amount Registered | shares	12,638,327
Proposed Maximum Offering Price per Unit | shares	3.72
Maximum Aggregate Offering Price | $	$ 47,014,576.44
Fee Rate	0.01531%
Amount of Registration Fee | $	$ 7,197.93
Offering Note
(1)
Estimated in accordance with Rule 457(c) and (h) under the Securities Act of 1933, as amended, solely for purposes of calculating the registration fee, based on the average of the high and low sales prices of the common shares, par value $0.10 (“Common Shares”) of Borr Drilling Limited as reported on the New York Stock Exchange on November 26, 2024.
(2)
Represents Common Shares that may be issued upon the exercise of share options granted pursuant to the Company’s Share Option Scheme dated March 15, 2017, as amended on February 13, 2024.